Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Long-Term Debt

	March 31, 2014		December 31, 2013
	Recorded Amount	Fair Value	Recorded Amount	Fair Value
	(In thousands)
Long-term debt	$1,070,853	$1,102,265	$1,078,864	$1,109,878